UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-4471

Value Line Aggressive Income Trust
----------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017
------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2006

Date of reporting period: January 31, 2006

Item 1.  Reports to Stockholders.

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891
CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110
SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729
INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017
LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830
TRUSTEES            Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr
OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Bradley Brooks
                    Vice President
                    Jeffrey Geffen
                    Vice President
                    David T. Henigson
                    Vice President/Secretary
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                January 31, 2006
--------------------------------------------------------------------------------
                                   Value Line
                                   Aggressive
                                  Income Trust

                               [VALUE LINE LOGO]

Value Line Aggressive Income Trust

                                                    To Our Value Line Aggressive
--------------------------------------------------------------------------------

To Our Shareholders:

For the twelve months ended January 31, 2006, the total return of Value Line Aggressive Income Trust was 3.32%. Over the same period, the average High Current Yield Funds returned 4.0% as measured by Lipper Analytical Services(1) and the Lehman Brothers U.S. Corporate High-Yield Index(2) reported a gain of 4.51%.


Although the economy has posted a solid performance in the past year, the Federal Reserve's policy of monetary tightening has put some pressure on higher yielding securities, thus resulting in a subpar year. Looking forward, we continue to take a relatively conservative investing position given the historically low level of interest rates and the historically low credit spread that the market currently offers. Credit spreads are roughly 1% below their long-term averages due partly to relatively low default rates over the past twelve-month period. Forecasts are for the default rate to increase in the year ahead, so we may be able get better investment rates as 2006 progresses. In the past year, the current yield of the Trust has risen by roughly 0.5% percent, to the 6.5% level.

Given our cautious investment stance, we are concentrating on the more liquid and stronger credits available in the high yield sector. In the past six months, the Trust has decreased its holdings in the energy sector to 23% from 25% six months ago. We continue to have a favorable outlook for earnings and cash flow for these companies, even if the rather volatile underlying commodity prices pull back from their recent levels. After energy, the next largest sector weightings for the Trust are chemicals and the food services at 6.0% each. Preserving capital in difficult market environments, while allowing for an attractive dividend yield, remains our goal. We thank you for your continued investment with us.


                                Sincerely,

                                /s/

                                Jean Bernhard Buttner
                                Chairman and President
March 2, 2006

--------------------------------------------------------------------------------
(1) The Lipper High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. An investment cannot be made in a Peer Group Average.

(2) The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.


--------------------------------------------------------------------------------
2

                                              Value Line Aggressive Income Trust
Income Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion slowed markedly during the fourth quarter of 2005, with growth coming in at a well-below-trend 1.6%. This modest rate of improvement compares with notably stronger 4.1% rate of growth recorded during the preceding three months. Going forward, we note that growth is stepping strongly in the current quarter, with the U.S. gross domestic product likely to increase by as much as 4% in the period. Thereafter, we would expect some renewed moderation in growth, with GDP growth averaging just over 3%, for the rest of 2006. Our forecast assumes that oil prices will stabilize in the area of $60 a barrel and that there will be no supply interruptions evolving from a deterioration on the global scene.


Helping to sustain this moderate economic improvement are likely to be solid levels of activity in the manufacturing and capital goods sectors and further selective gains in retailing. Such economic growth is likely to be accompanied by moderating demand for housing. A severe housing pullback doesn't seem likely at this point. Once more, inflation should remain relatively subdued.


Moderating gross domestic product growth and accompanying benign rates of inflation would have positive ramifications for the stock and bond markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close by the middle of this year, or before its series of interest-rate increases brings about a premature end to the long business expansion.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

The following graph compares the performance of Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index and the Lehman Brothers U.S. Corporate High Yield Index. Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

   Comparison of a Change in Value of a $10,000 Investment in the Value Line
                         Aggressive Income Trust and the
  Lehman Brothers Aggregate Bond Index* and the Lehman Brothers U.S. Corporate
                                High Yield Index*

                                  [LINE CHART]

            Value Line Aggressive Income  Lehman Brothers Aggregate   Lehman Brothers High Yield
Date                   Trust                      Bond Index                Corp. Bond Index
----------  ----------------------------  --------------------------  --------------------------
2/1/1996    $                     10,000  $                   10,000  $                   10,000
4/30/1996                         10,356                       9,703                      10,023
7/31/1996                         10,565                       9,840                      10,214
10/31/1996                        11,156                      10,216                      10,655
1/31/1997                         11,812                      10,326                      11,049
4/30/1997                         11,737                      10,390                      11,182
7/31/1997                         12,584                      10,899                      11,897
10/31/1997                        13,086                      11,125                      12,116
1/31/1998                         13,580                      11,433                      12,561
4/30/1998                         13,941                      11,524                      12,804
7/31/1998                         13,947                      11,757                      12,968
10/31/1998                        12,060                      12,163                      12,056
1/31/1999                         12,883                      12,357                      12,756
4/30/1999                         13,594                      12,247                      13,050
7/31/1999                         13,178                      12,050                      12,898
10/31/1999                        12,961                      12,228                      12,579
1/31/2000                         13,805                      12,128                      12,815
4/30/2000                         13,146                      12,401                      12,590
7/31/2000                         12,890                      12,768                      12,811
10/31/2000                        11,371                      13,121                      12,377
1/31/2001                         11,162                      13,805                      13,024
4/30/2001                         10,901                      13,937                      12,726
7/31/2001                         11,106                      14,389                      12,777
10/31/2001                        10,773                      15,031                      12,357
1/31/2002                         11,148                      14,849                      12,845
4/30/2002                         11,400                      15,030                      13,172
7/31/2002                         10,446                      15,474                      11,608
10/31/2002                        10,154                      15,916                      11,679
1/31/2003                         11,193                      16,254                      12,995
4/30/2003                         12,163                      16,602                      14,337
7/31/2003                         12,666                      16,311                      14,738
10/31/2003                        13,330                      16,697                      15,624
1/31/2004                         13,992                      17,043                      16,529
4/30/2004                         14,092                      16,905                      16,487
7/31/2004                         14,200                      17,100                      16,664
10/31/2004                        14,816                      17,620                      17,549
1/31/2005                         15,188                      17,751                      18,001
4/30/2005                         14,891                      17,794                      17,562
7/31/2005                         15,551                      17,920                      18,543
10/31/2005                        15,263                      17,820                      18,265
1/31/2006                         15,692                      18,070                      18,813

* The Lehman Brothers Aggregate Bond Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The Lehman Brothers U.S. Corporate High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes and it is not possible to directly invest in this unmanaged Index.

Performance Data:**

                                    Average Annual     Growth of an Assumed
                                     Total Return      Investment of $10,000
                                   ----------------   ----------------------
 1 year ended 1/31/06 ..........          3.32%               $10,332
 5 years ended 1/31/06 .........          7.05%               $14,058
10 years ended 1/31/06 .........          4.61%               $15,692

--------------------------------------------------------------------------------
** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.


--------------------------------------------------------------------------------
4

                                              Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

TRUST EXPENSES (unaudited):

Example


As a shareholder of the Trust, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.


The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 through January 31, 2006).


Actual Expenses


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes


The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         8/1/05
                                                          value            value           thru
                                                         8/1/05           1/31/06         1/31/06
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,009.10        $ 7.49
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,017.75        $ 7.52

--------------------------------------------------------------------------------
* Expenses are equal to the Trust's annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half period.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Portfolio Highlights at January 31, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                                    Par                      Percentage of
Issue                                                                              Value          Value       Net Assets
----------------------------------------------------------------------------- -------------- -------------- --------------
Vintage Petroleum, Inc., Senior Subordinated Notes, 7.88%, 5/15/11 ..........  $ 1,250,000    $ 1,306,250         2.98%
Western Oil Sands, Inc., Secured Notes, 8.38%, 5/1/12 .......................    1,000,000      1,122,500         2.57
Bluewater Finance Ltd., Guaranteed Notes, 10.25%, 2/15/12 ...................    1,000,000      1,077,500         2.46
Allegheny Technologies, Inc., Notes, 8.38%, 12/15/11 ........................      800,000        872,000         1.99
Premcor Refining Group, Senior Subordinated Notes, 7.75%, 2/1/12 ............      750,000        795,000         1.82
Lone Star Technologies, Inc., Guaranteed Notes, Series B, 9.00%, 6/1/11 .....      750,000        790,313         1.81
Payless ShoeSource, Inc. Senior Subordinated Notes, 8.25%, 8/1/13 ...........      750,000        789,375         1.80
Consolidation Coal, Notes, Series MTN, 8.25%, 6/1/07 ........................      750,000        769,618         1.76
Phillips-Van Heusen Corp., Senior Notes, 7.25%, 2/15/11 .....................      750,000        765,000         1.75
TransMontaigne, Inc., Senior Subordinated Notes, 9.13%, 6/1/10 ..............      750,000        765,000         1.75

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

                                  [PIE CHART]

Bonds & Notes                                  84.70%
Cash & Other                                   10.20%
Common & Preferred Stocks                       5.10%


--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Investment Securities

                                  [HORIZONTAL BAR CHART]

Consumer, Cyclical                              26.1%
Energy                                          22.5%
Consumer, Non-Cyclical                          14.5%
Basic Materials                                 13.5%
Financial Services                               9.2%
Industrial Materials                             9.0%
Communications                                   3.3%
Technology                                       1.6%
Utilities                                        0.3%


--------------------------------------------------------------------------------
6

                                              Value Line Aggressive Income Trust
Schedule of Investments                                       January 31, 2006
--------------------------------------------------------------------------------




    Principal
      Amount                                                         Value
-----------------                                             ------------------
CONVERTIBLE
CORPORATE BONDS
& NOTES (2.9%)
                    AIR TRANSPORT (0.5%)
$250,000            ExpressJet Holdings, Inc., 4.25%,
                    (each note is convertible to
                    54.9451 shares of Common
                    Stock at anytime) 8/1/23 ..............   $   208,125
                    FOOD WHOLESALERS (1.0%)
 500,000            Wild Oats Markets, Inc., 3.25%,
                    (each note is convertible to
                    56.5099 shares of Common
                    Stock at anytime) 5/15/34 .............       451,875
                    RETAIL -- AUTOMOTIVE (0.2%)
 100,000            PEP Boys-Manny Moe & Jack
                    (The), 4.25%, (each note is
                    convertible to 44.6484 shares
                    of Common Stock at anytime)
                    6/1/07 ................................        98,125
                    TOBACCO (1.2%)
 500,000            Vector Group Ltd., 6.25%, (each
                    note is convertible to 42.3279
                    shares of Common Stock at
                    anytime) 7/15/08 ......................       500,000
                                                              -----------
                    TOTAL CONVERTIBLE
                    CORPORATE
                    BONDS & NOTES
                    (Cost $1,270,515) .....................     1,258,125
                                                              -----------
CORPORATE BONDS
& NOTES (81.8%)
                    AUTO & TRUCK (0.7%)
 400,000            General Motors Corp.,
                    Debentures, 8.25%, 7/15/23 ............       292,000
                    AUTO PARTS (1.7%)
 500,000            Delphi Corp., Notes,
                    6.50%, 8/15/13(1) .....................       278,750
 500,000            Lear Corp., Guaranteed Notes,
                    Series B, 8.11%, 5/15/09 ..............       460,000
                                                              -----------
                                                                  738,750
                                                              -----------
                    CABLE TV (1.7%)
 750,000            MediaCom LLC, Senior Notes,
                    9.50%, 1/15/13 ........................       744,375

    Principal
      Amount                                                         Value
-----------------                                             ------------------
                    CHEMICAL -- DIVERSIFIED (1.2%)
$500,000            Equistar Chemicals L.P.,
                    Guaranteed Notes,
                    10.13%, 9/1/08 ........................   $   545,000

                    CHEMICAL -- SPECIALTY (3.8%)
 600,000            ARCO Chemical Co., Debentures,
                    9.80%, 2/1/20 .........................       670,500
 500,000            OM Group, Inc., Guaranteed
                    Notes, 9.25%, 12/15/11 ................       500,000
 500,000            PolyOne Corp., Senior Notes,
                    8.88%, 5/1/12 .........................       487,500
                                                              -----------
                                                                1,658,000
                                                              -----------
                    COAL (3.5%)
 750,000            Consolidation Coal, Notes,
                    Series MTN, 8.25%, 6/1/07(2) ..........       769,618
 750,000            Massey Energy Co., Senior Notes,
                    6.63%, 11/15/10 .......................       761,250
                                                              -----------
                                                                1,530,868
                                                              -----------
                    COMPUTER SOFTWARE &
                    SERVICES (1.1%)
 500,000            Unisys Corp., Senior Notes,
                    6.88%, 3/15/10 ........................       476,250

                    DIVERSIFIED COMPANIES (1.8%)
 500,000            Geon Co. (The), Debentures,
                    7.50%, 12/15/15 .......................       455,000
 300,000            W.H. Holdings Ltd., Senior Notes,
                    9.50%, 4/1/11 .........................       323,250
                                                              -----------
                                                                  778,250
                                                              -----------
                    DRUG (1.1%)
$500,000            Elan Finance PLC, Senior Notes,
                    7.75%, 11/15/11 .......................       471,875

                    ELECTRONICS (2.4%)
 500,000            Avnet, Inc., Notes,
                    9.75%, 2/15/08 ........................       539,247
 500,000            Celestica, Inc., Senior
                    Subordinated Notes,
                    7.88%, 7/1/11 .........................       503,750
                                                              -----------
                                                                1,042,997
                                                              -----------
See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Schedule of Investments
--------------------------------------------------------------------------------


    Principal
      Amount                                                        Value
-----------------                                             -----------------
                    ENTERTAINMENT (1.1%)
$500,000            Royal Caribbean Cruises Ltd.,
                    Properties, Senior Notes,
                    7.25%, 8/15/06 ........................   $   505,000

                    ENVIRONMENTAL (1.2%)
 500,000            IMCO Recycling, Inc., Secured
                    Notes, 10.38%, 10/15/10 ...............       550,000

                    FINANCIAL SERVICES --
                    DIVERSIFIED (0.6%)
 500,000            Vesta Insurance Group, Inc.,
                    Debentures, 8.75%, 7/15/25 ............       249,413

                    FOOD PROCESSING (5.1%)
 600,000            Chiquita Brands International,
                    Inc., Senior Notes,
                    7.50%, 11/1/14 ........................       528,000
 600,000            Chiquita Brands International,
                    Inc., Senior Notes,
                    8.88%, 12/1/15 ........................       556,500
  30,000            Land O' Lakes, Inc., Senior Notes,
                    8.75%, 11/15/11 .......................        31,500
 600,000            Smithfield Foods, Inc., Senior
                    Subordinated Notes,
                    7.63%, 2/15/08 ........................       612,750
 500,000            Universal Foods Corp., Notes,
                    6.50%, 4/1/09 .........................       506,193
                                                              -----------
                                                                2,234,943
                                                              -----------
                    GROCERY (1.1%)
 500,000            Delhaize America, Inc.,
                    Guaranteed Notes,
                    7.38%, 4/15/06 ........................       501,972

                    HEALTH CARE INFORMATION
                    SYSTEMS (1.4%)
 600,000            Rotech Healthcare, Inc.,
                    Guaranteed Notes,
                    9.50%, 4/1/12 .........................       630,750


    Principal
      Amount                                                        Value
-----------------                                             -----------------
                    HOME BUILDING (5.5%)
$325,000            Gold Kist, Inc., Senior Notes,
                    10.25%, 3/15/14 .......................   $   360,750
 500,000            Senior Housing Properties Trust,
                    Senior Notes, 8.63%, 1/15/12 ..........       548,750
 500,000            Technical Olympic USA, Inc.,
                    Subordinated Notes,
                    7.50%, 3/15/11 ........................       456,875
 500,000            Technical Olympic USA, Inc.,
                    Guaranteed Notes,
                    10.38%, 7/1/12 ........................       506,250
 500,000            William Lyon Homes, Inc.,
                    Guaranteed Notes,
                    10.75%, 4/1/13 ........................       517,500
                                                              -----------
                                                                2,390,125
                                                              -----------
                    HOTEL/GAMING (5.0%)
 600,000            American Casino & Entertainment
                    Properties, Secured Notes,
                    7.85%, 2/1/12 .........................       613,500
 500,000            Boyd Gaming Corp., Senior
                    Subordinated Notes,
                    6.75%, 4/15/14 ........................       491,250
 500,000            Hilton Hotels Corp., Senior Notes,
                    7.50%, 12/15/17 .......................       548,245
 500,000            Meritage Corp., Guaranteed Notes,
                    9.75%, 6/1/11 .........................       528,125
                                                              -----------
                                                                2,181,120
                                                              -----------
                    INSURANCE -- PROPERTY &
                    CASUALTY (1.1%)
 500,000            PXRE Capital Trust I, Pass Thru
                    Securities, 8.85%, 2/1/27 .............       490,000

                    MACHINERY (0.8%)
 325,000            JLG Industries, Inc., Senior
                    Subordinated Notes,
                    8.38%, 6/15/12 ........................       349,375

                    MARITIME (0.1%)
  34,000            Teekay Shipping Corp.,
                    Guaranteed Notes,
                    8.32%, 2/1/06 .........................        34,383

                    METAL -- ALUMINUM (1.1%)
 500,000            Novelis, Inc., Senior Notes,
                    7.50%, 2/15/15(2) .....................       472,500



See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                              Value Line Aggressive Income Trust
                                                               January 31, 2006
--------------------------------------------------------------------------------

     Principal
      Amount                                                     Value
------------------                                         -----------------
                   METALS FABRICATING (1.8%)
$ 750,000          Lone Star Technologies, Inc.,
                   Guaranteed Notes, Series B,
                   9.00%, 6/1/11 ......................... $   790,313
                   NATURAL GAS --
                   DIVERSIFIED (4.3%)
  600,000          Ferrellgas Escrow LLC/Ferrellgas
                   Finance Escrow Corp., Senior
                   Notes, 6.75%, 5/1/14 ..................     577,500
1,250,000          Vintage Petroleum, Inc., Senior
                   Subordinated Notes,
                   7.88%, 5/15/11 ........................   1,306,250
                                                           -----------
                                                             1,883,750
                                                           -----------
                   OILFIELD SERVICES/
                   EQUIPMENT (6.4%)
1,000,000          Bluewater Finance Ltd.,
                   Guaranteed Notes,
                   10.25%, 2/15/12 .......................   1,077,500
  600,000          Gulfmark Offshore, Inc.,
                   Guaranteed Notes,
                   7.75%, 7/15/14 ........................     627,000
  316,000          Newpark Resources, Inc.,
                   Guaranteed Notes, Series B,
                   8.63%, 12/15/07 .......................     316,000
  750,000          TransMontaigne, Inc., Senior
                   Subordinated Notes,
                   9.13%, 6/1/10 .........................     765,000
                                                           -----------
                                                             2,785,500
                                                           -----------
                   PACKAGING & CONTAINER (0.3%)
  500,000          Pliant Corp., Senior Subordinated
                   Notes, 13.00%, 6/1/10(1) ..............     122,500
                   PETROLEUM -- INTEGRATED (1.8%)
  750,000          Premcor Refining Group, Senior
                   Subordinated Notes,
                   7.75%, 2/1/12 .........................     795,000


     Principal
      Amount                                                     Value
------------------                                         -----------------
                   PETROLEUM -- PRODUCING (5.9%)
$ 500,000          KCS Energy, Inc., Senior Notes,
                   7.13%, 4/1/12 ......................... $   501,250
  250,000          Petroleum Helicopters, Inc.,
                   Guaranteed Notes, Series B,
                   9.38%, 5/1/09 .........................     263,125
  700,000          Stone Energy Corp., Senior
                   Subordinated Notes,
                   8.25%, 12/15/11 .......................     721,000
1,000,000          Western Oil Sands, Inc., Secured
                   Notes, 8.38%, 5/1/12 ..................   1,122,500
                                                           -----------
                                                             2,607,875
                                                           -----------
                   R.E.I.T. (0.6%)
  250,000          Crescent Real Estate Equities,
                   Senior Notes, 9.25%, 4/15/09 ..........     260,625
                   RESTAURANT (1.2%)
  500,000          O'Charleys, Inc., Senior
                   Subordinated Notes,
                   9.00%, 11/1/13 ........................     510,000
                   RETAIL -- SPECIAL LINES (3.4%)
  750,000          Broder Brothers, Co., Senior
                   Notes, 11.25%, 10/15/10 ...............     736,875
  750,000          Phillips-Van Heusen Corp., Senior
                   Notes, 7.25%, 2/15/11 .................     765,000
                                                           -----------
                                                             1,501,875
                                                           -----------
                   RETAIL STORE (3.2%)
  410,000          Dillard's, Inc., Notes,
                   7.85%, 10/1/12 ........................     418,200
  500,000          Dollar General Corp., Guaranteed
                   Notes, 8.63%, 6/15/10 .................     545,000
  500,000          Jo-Ann Stores, Inc., Senior
                   Subordinated Notes,
                   7.50%, 3/1/12 .........................     430,000
                                                           -----------
                                                             1,393,200
                                                           -----------
                   SHOE (1.8%)
  750,000          Payless ShoeSource, Inc., Senior
                   Subordinated Notes,
                   8.25%, 8/1/13 .........................     789,375
                   STEEL -- GENERAL (3.0%)
  800,000          Allegheny Technologies, Inc.,
                   Notes, 8.38%, 12/15/11 ................     872,000
  421,000          United States Steel Corp., Senior
                   Notes, 9.75%, 5/15/10 .................     458,890
                                                           -----------
                                                             1,330,890
                                                           -----------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Schedule of Investments
--------------------------------------------------------------------------------


     Principal
       Amount                                                  Value
-------------------                                        -------------
                      TELECOMMUNICATION
                      SERVICES (2.5%)
$  500,000            Alamosa Delaware, Inc., Senior
                      Notes, 8.50%, 1/31/12 ............   $  541,875
   500,000            Citizens Communications Co.,
                      Notes, 9.25%, 5/15/11 ............      550,000
                                                           ----------
                                                            1,091,875
                                                           ----------
                      TRUCKING (1.2%)
   500,000            Roadway Corp., Guaranteed
                      Notes, 8.25%, 12/1/08 ............      530,707

                      VITAMINS AND
                      NUTRITION PRODUCTS
                       (1.3%)
   600,000            NBTY, Inc., Senior
                      Subordinated Notes, 7.13%,
                      10/1/15(2) .......................      562,500
                                                           ----------
                      TOTAL CORPORATE
                      BONDS & NOTES
                      (Cost $35,565,093) ...............   35,823,931
                                                           ----------
Number of
 Shares
---------             -----                                ----------
CONVERTIBLE
PREFERRED
STOCK (1.0%)
                      CHEMICAL -- DIVERSIFIED (0.6%)
     6,000            Huntsman Corp., Par $50
                      (each share is convertible to
                      1.7674 shares of Common
                      Stock @ $21.68),
                      5.00%, 2/16/08 ...................      276,750

                      MEDICAL SUPPLIES (0.4%)
     3,000            Baxter International, Inc.,
                      Par $50 (each share is
                      convertible to 1.4011 shares
                      of Common Stock @
                      $39.87), 7.00%, 2/16/06 ..........      154,680
                                                           ----------
                      TOTAL CONVERTIBLE
                      PREFERRED STOCK
                      (Cost $398,100) ..................      431,430
                                                           ----------



 Number of
  Shares                                                     Value
----------                                              --------------
PREFERRED
STOCK (0.6%)
             R.E.I.T. (0.6%)
10,000       Health Care REIT, Inc. Series F,
             7.63% ..................................   $   253,300
                                                        -----------
             TOTAL PREFERRED STOCK
             (Cost $250,000) ........................       253,300
                                                        -----------
WARRANTS
(0%)
 2,490       XO Communications, Inc.,
             Series A, Expiring 1/16/10(3)                      747
 1,868       XO Communications, Inc.,
             Series B, Expiring 1/16/10(3)                      373
 1,868       XO Communications, Inc.,
             Series C, Expiring 1/16/10(3)                      299
                                                        -----------
             TOTAL WARRANTS
             (Cost $0) ..............................         1,419
                                                        -----------
COMMON
STOCKS
(3.5%)
             COMPUTER &
             PERIPHERALS (0.2%)
10,000       Quantum Corp.(3) .......................        35,500
 8,000       Unisys Corp.(3) ........................        53,520
                                                        -----------
                                                             89,020
                                                        -----------
             ELECTRICAL UTILITY --
             WEST (0.2%)
 5,000       Xcel Energy, Inc. ......................        97,100

             ELECTRONICS (0.1%)
 8,000       Bookham, Inc.(3) .......................        53,200

             NATURAL GAS --
             DISTRIBUTION (0.5%)
 4,000       Northern Border Partners L.P. ..........       178,200
 4,000       SEMCO Energy, Inc.(3) ..................        22,640
                                                        -----------
                                                            200,840
                                                        -----------
             OIL AND GAS TRUST (0.8%)
15,000       Pengrowth Energy Trust
             Class A ................................       374,400

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                              Value Line Aggressive Income Trust
                                                               January 31, 2006
--------------------------------------------------------------------------------


Number of
 Shares                                                    Value
----------                                             -------------
             PETROLEUM -- PRODUCING (0.3%)
 10,000      Provident Energy Trust ................   $  108,200

             POWER INDUSTRY (0.8%)
 10,000      PrimeWest Energy Trust ................      324,900

             PRECIOUS METALS (0.1%)
 12,000      Coeur d'Alene Mines Corp.(3) ..........       62,160
             R.E.I.T. (0.5%)
 10,000      Crescent Real Estate
             Equities Co. ..........................      211,900

             RECREATION (0%)
  4,000      Meade Instruments Corp.(3) ............       12,760
                                                       ----------
             TOTAL COMMON STOCKS
             (Cost $1,148,220) .....................    1,534,480
                                                       ----------
             TOTAL INVESTMENT
             SECURITIES (89.8%)
             (Cost $38,631,928) ....................   39,302,685
                                                       ----------




             Principal
               Amount                                                                Value
-----------------------------------                                            ----------------
REPURCHASE AGREEMENTS (8.7%)
$1,800,000                            With Morgan Stanley & Co.,
                                      4.34%, dated 1/31/06, due
                                      2/1/06, delivery value
                                      $1,800,217 (collateralized by
                                      $1,815,000 U.S. Treasury
                                      Notes 7.0%, due 7/15/06,
                                      with a value of $1,839,616) ..........    $1,800,000
2,000,000                             With UBS Warburg, LLC,
                                      4.33%, dated 1/31/06, due
                                      2/1/06, delivery value
                                      $2,000,241 (collateralized by
                                      $1,889,000 U.S. Treasury
                                      Notes 5.25%, due 11/15/28,
                                      with a value of $2,048,818) ..........     2,000,000
                                                                               -----------
                                      TOTAL REPURCHASE
                                      AGREEMENTS
                                      (Cost $3,800,000) ....................     3,800,000
                                                                               -----------
CASH AND OTHER ASSETS IN
EXCESS OF LIABILITIES (1.5%) .............................................         657,934
                                                                               -----------
NET ASSETS (100.0%) ......................................................     $43,760,619
                                                                               -----------
NET ASSET VALUE OFFERING
AND REDEMPTION PRICE, PER
OUTSTANDING SHARE
($43,760,619 [divided by] 8,743,190
shares outstanding) ......................................................     $      5.01
                                                                               -----------

(1)  Security currently in default.
(2)  144A Security where certain conditions for public sale may exist.
(3)  Non-income producing.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust Statement of Assets and Liabilities at January 31, 2006 2006
--------------------------------------------------------------------------------


                                                          (In thousands
                                                         except per share
                                                             amount)
                                                        -----------------
Assets:
Investment securities, at value
   (Cost -- $38,632) ..................................  $  39,303
Repurchase agreements
   (Cost -- $3,800) ..................................       3,800
Cash ..................................................         44
Interest receivable ...................................        810
Prepaid expenses ......................................         44
Dividends receivable ..................................         22
                                                         ---------
     Total Assets .....................................     44,023
                                                         ---------
Liabilities:
Dividends payable to shareholders .....................         63
Payable for trust shares repurchased ..................         50
Accrued expenses:
   Advisory fee .......................................         28
   Service and distribution plan fees payable .........          9
   Trustees' Fees .....................................          6
   Other ..............................................        106
                                                         ---------
     Total Liabilities ................................         262
                                                         ---------
Net Assets ............................................  $  43,761
                                                         ---------
Net assets consist of:
Shares of beneficial interest, at $0.01 par
   value (authorized unlimited, outstanding
   8,743,190 shares) ..................................    $    87
Additional paid-in capital ............................    107,669
Distributions in excess of net
   investment income ..................................         (5)
Accumulated net realized loss on investments               (64,661)
Unrealized net appreciation of investments
   and foreign translations ...........................        671
                                                         ---------
Net Assets ............................................   $ 43,761
                                                         ---------
Net Asset Value, Offering and
   Redemption Price, Per Outstanding
   Share ($43,760,619 [divided by] 8,743,190 shares
   of beneficial interest outstanding) ................   $   5.01
                                                         ---------


       Statement of Operations
 for the Year Ended January 31,

                                                      (In thousands)
                                                     ---------------
Investment Income:
Interest .........................................      $ 3,547
Dividends (Net of foreign withholding
   tax of $5) ....................................          179
                                                        -------
   Total Income ..................................        3,726
                                                        -------
Expenses:
Advisory fee .....................................          366
Service and distribution plan fees ...............          122
Auditing and legal fees ..........................           56
Transfer agent fees ..............................           48
Printing .........................................           33
Trustees' fees and expenses ......................           21
Custodian fees ...................................           36
Postage ..........................................           12
Insurance ........................................            7
Telephone ........................................            6
Other ............................................            2
                                                        -------
   Total Expenses Before Custody Credits .........          709
   Less: Custody Credits .........................           (3)
                                                        -------
   Net Expenses ..................................          706
                                                        -------
Net Investment Income ............................        3,020
                                                        -------
Net Realized and Unrealized Gain (Loss)
   on Investments and Foreign Exchange
   Transactions:
   Net Realized Gain .............................        1,122
   Change in Net Unrealized Appreciation/
     (Depreciation) ..............................       (2,680)
                                                        -------
Net Realized Gain and Change in
   Net Unrealized Depreciation
   on Investments and Foreign Exchange
   Transactions ..................................       (1,558)
                                                        -------
Net Increase in Net Assets
   from Operations ...............................      $ 1,462
                                                        -------



See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                              Value Line Aggressive Income Trust
Statement of Changes in Net Assets
for the Year Ended January 31, 2006 and for the Year Ended January 31, 2005
--------------------------------------------------------------------------------


                                                                           Year Ended     Year Ended
                                                                          January 31,     January 31,
                                                                              2006           2005
                                                                         -------------   ------------
                                                                                (In thousands)
Operations:
 Net investment income ...............................................     $   3,020      $   3,829
 Net realized gain on investments ....................................         1,122            532
 Change in net unrealized appreciation (depreciation) ................        (2,680)           544
                                                                           ---------      ---------
 Net increase in net assets from operations ..........................         1,462          4,905
                                                                           ---------      ---------
Distributions to Shareholders:
 Net investment income ...............................................        (3,042)        (3,827)
                                                                           ---------      ---------
Trust Share Transactions:
 Proceeds from sale of shares ........................................         3,587         16,048
 Proceeds from reinvestment of distributions to shareholders .........         2,328          3,044
 Cost of shares repurchased* .........................................       (20,493)       (24,352)
                                                                           ---------      ---------
 Net decrease in net assets from share transactions ..................       (14,578)        (5,260)
                                                                           ---------      ---------
Total Decrease in Net Assets .........................................       (16,158)        (4,182)
Net Assets:
 Beginning of year ...................................................        59,919         64,101
                                                                           ---------      ---------
 End of year .........................................................     $  43,761      $  59,919
                                                                           ---------      ---------
Distributions in excess of net investment income .....................     $      (5)     $     (22)
                                                                           ---------      ---------

* Net of redemption fees (see Note 1H and Note 2)

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies
Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.


(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. In addition, the Trust may use the fair value of a security when the closing price on the primary exchange where the security is traded no longer reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.


(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.



--------------------------------------------------------------------------------
14

                                              Value Line Aggressive Income Trust
                                                               January 31, 2006
--------------------------------------------------------------------------------

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


(E) Foreign Currency Translation. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.


Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.


Net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of fiscal period, resulting from changes in the exchange rates.


(F) Representations and Indemnifications. In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(G) Security Transactions. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).


(H) Redemption Fees. The Trust charges a 1% redemption fee on shares held for less than 120 days. Such fees are retained by the Trust and accounted for as paid in capital.



2. Trust Share Transactions
Transactions in shares of beneficial interest in the Trust were as follows (in thousands):

                                    Year           Year
                                   Ended           Ended
                                January 31,     January 31,
                                    2006           2005
                               -------------   ------------
Shares sold ................      709           3,195
Shares issued to
   shareholders in
   reinvestment of
   dividends ...............      462             602
Shares repurchased .........   (4,047)         (4,853)
                               ------          ------
Net decrease ...............   (2,876)         (1,056)
                               ------          ------

Redemption fees of $10,857 and $59,541 were retained by the Trust for the year ended January 31, 2006 and the year ended January 31, 2005, respectively.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

3. Purchases and Sales of Securities
Purchases and sales of investment securities, excluding short-term securities, were as follows:



                                           Year
                                          Ended
                                       January 31,
                                           2006
                                     ---------------
                                      (In thousands)
Purchases:
   Investment Securities .........       $11,899
                                         -------
Sales:
   Investment Securities .........       $25,544
                                         -------

4. Income Taxes
At January 31, 2006, information on the tax components of capital is as follows:


                                                  (In thousands)
Cost of investments for tax purposes .........   $ 42,374
                                                 --------
Gross tax unrealized appreciation ............   $  1,734
Gross tax unrealized depreciation ............     (1,005)
                                                 --------
Net tax unrealized appreciation on
   investments ...............................   $    729
                                                 --------
Capital loss carryforward, expires
   January 31, 2008 ..........................   $(17,461)
Capital loss carryforward, expires
   January 31, 2009 ..........................    (20,923)
Capital loss carryforward, expires
   January 31, 2010 ..........................    (20,654)
Capital loss carryforward, expires
   January 31, 2011 ..........................     (5,625)
                                                 --------
Capital loss carryforward, at
   January 31, 2006 ..........................   $(64,663)
                                                 --------

During the year ended January 31, 2006, the Trust utilized capital loss carryforwards of approximately $1,044,000.


To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders. It is uncertain whether the Trust will be able to realize the benefits of the losses before they expire.


Net unrealized gain (loss) on investments differ for financial statement and tax purposes primarily due to differing treatment of investments in partnerships.


The tax composition of dividends to shareholders for the years ended January 31, 2006 and January 31, 2005 were as follows:


                               2006        2005
                            ---------   ---------
Ordinary Income .........   $3,042      $3,827
                            ------      ------

Permanent book-tax differences relating to the classifications of certain distributions and income in the current year were reclassified within the composition of the net asset accounts. The Trust decreased distributions in excess of net investment income by approximately $39,000, decreased accumulated net realized loss on investments by approximately $80,000 and decreased additional paid-in capital by $119,000. Net assets were not affected by this reclassification.



5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates
An advisory fee of $366,156 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the year ended January 31, 2006. This was computed at an annual rate of 0.75 of 1% per year on the first $100 million of the Trust's average daily net assets for the year, and 0.50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.


--------------------------------------------------------------------------------
16

                                              Value Line Aggressive Income Trust
                                                               January 31, 2006
--------------------------------------------------------------------------------

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $122,052 were paid or payable to the Distributor under this Plan for the year ended January 31, 2006.

For the year ended January 31, 2006, the Trust's expenses were reduced by $3,282 under a custody credit arrangement with the custodian.


Certain officers and trustees of the Adviser are also officers and trustees of the Trust. At January 31, 2006, the Adviser and certain officers and trustees as a group owned 2,698 shares of beneficial interest in the Trust, representing ..03% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each year:


                                                                          Years Ended January 31,
                                            ------------------------------------------------------------------------------------
                                                  2006             2005             2004             2003             2002
                                            ---------------- ---------------- ---------------- ---------------- ----------------
Net asset value, beginning
 of year ..................................    $   5.16         $   5.06         $   4.35         $   4.74         $   5.24
                                               --------         --------         --------         --------         --------
Income from investment
 operations:
 Net investment income ....................        0.31             0.33             0.34             0.41             0.49
 Net gains or losses on securities
   (both realized and unrealized) .........       (0.15)            0.09             0.70            (0.40)           (0.50)
                                               --------         --------         --------         --------         --------
 Total from investment operations .........        0.16             0.42             1.04             0.01            ( .01)
                                               --------         --------         --------         --------         --------
 Redemption fees ..........................        0.00 (2)         0.01             0.01             0.01               --
Less distributions:
Dividends from net
 investment income ........................       (0.31)           (0.33)           (0.34)           (0.41)           (0.49)
                                               -----------      --------         --------         --------         --------
Net asset value, end of year ..............    $   5.01         $   5.16         $   5.06         $   4.35         $   4.74
                                               -----------      --------         --------         --------         --------
Total return ..............................        3.32%            8.55%           25.01%            0.40%           (0.12)%
                                               -----------      --------         --------         --------         --------
Ratios/Supplemental Data:
Net assets, end of year
 (in thousands) ...........................    $ 43,761         $ 59,919         $ 64,101         $ 53,006         $ 95,921
Ratio of expenses to average
 net assets ...............................        1.45%(1)         1.39%(1)         1.43%(1)         1.37%(1)         1.23%(1)
Ratio of net investment income
 to average net assets ....................        6.19%            6.28%            6.98%            9.12%            9.72%
Portfolio turnover rate ...................          27%              69%              76%              59%             140%

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets, net of custody credits would have been 1.24% for the year ended January 31, 2002 and would not have changed for the years ended January 31, 2006, January 31, 2005, January 31, 2004 and January 31, 2003.

(2)   Amount is less than $0.01 per share

See Notes to Financial Statements.
--------------------------------------------------------------------------------
18

                                              Value Line Aggressive Income Trust
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Value Line Aggressive Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
New York, New York
March 24, 2006

--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Federal Tax Status of Distributions (unaudited)
--------------------------------------------------------------------------------


For corporate taxpayers 1.56% of the ordinary income distributions paid during the fiscal year ended January 31, 2006 qualify for the corporate dividends received deduction.

During the fiscal year ended January 31, 2006, 1.51% of the ordinary income distributions are treated as qualified dividends.

--------------------------------------------------------------------------------
20

                                              Value Line Aggressive Income Trust
Management of the Trust
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust's officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.



                                                            Principal
                                                            Occupation                         Other
                                              Length of     During the                         Directorships
Name, Address, and Age    Position            Time Served   Past 5 Years                       Held by Trustee
------------------------- ------------------- ------------- ---------------------------------- -----------------
Interested Trustee*
-------------------------
Jean Bernhard Buttner     Chairman of the     Since 1987    Chairman, President and Chief      Value Line, Inc.
Age 71                    Board of Trustees                 Executive Officer of Value Line,
                          and President                     Inc. (the "Adviser") and Value
                                                            Line Publishing, Inc. Chairman
                                                            and President of each of the 14
                                                            Value Line Funds and Value
                                                            Line Securities, Inc. (the
                                                            "Distributor").
------------------------- ------------------- ------------- ---------------------------------- -----------------
Non-Interested Trustees*
-------------------------
John W. Chandler          Trustee             Since 1991    Consultant, Academic               None
18 Victoria Lane                                            Search Consultation Service,
Lanesboro, MA 01237                                         Inc. 1992-2004; Trustee Emeritus
Age 82                                                      and Chairman (1993-1994) of
                                                            the Board of Trustees of Duke
                                                            University; President Emeritus,
                                                            Williams College.
------------------------- ------------------- ------------- ---------------------------------- -----------------
Frances T. Newton         Trustee             Since 2000    Customer Support Analyst,          None
4921 Buckingham Drive                                       Duke Power Company.
Charlotte, NC 28209
Age 64
------------------------- ------------------- ------------- ---------------------------------- -----------------
Francis C. Oakley         Trustee             Since 2000    Professor of History, Williams     Berkshire Life
54 Scott Hill Road                                          College, 1961 to 2002; Professor   Insurance
Williamstown, MA 01267                                      Emeritus since 2002; President     Company of
Age 74                                                      Emeritus since 1994 and            America
                                                            President, 1985-1994; Chairman
                                                            (1993-1997) and Interim
                                                            President (2002-2003) of the
                                                            American Council of Learned
                                                            Societies. Trustee since 1997
                                                            and Chairman of the Board
                                                            since 2005, National
                                                            Humanities Center.
------------------------- ------------------- ------------- ---------------------------------- -----------------

--------------------------------------------------------------------------------

Value Line Aggressive Income Trust
Management of the Trust
--------------------------------------------------------------------------------


                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Trustee
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
David H. Porter              Trustee                Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                 Williams College, since 1999;
Saratoga Springs, NY 12866                                        President Emeritus, Skidmore
Age 70                                                            College since 1999 and President,
                                                                   1987-1998.
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
Paul Craig Roberts           Trustee                Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
Nancy-Beth Sheerr            Trustee                Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since 2004; Senior Financial
Age 57                                                            Advisor, Hawthorn, 2001-2004.
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
Officers
----------------------------
Bradley Brooks               Vice President         Since 2001    Portfolio Manager with
Age 43                                                            the Adviser.
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
Jeffrey Geffen               Vice President         Since 2004    Portfolio Manager with
Age 56                                                            the Adviser.
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 48                       Secretary and                        Compliance Officer of the
                             Chief Compliance                     Adviser. Director and Vice
                             Officer                              President of the Distributor. Vice
                                                                  President, Secretary and Chief
                                                                  Compliance Officer of each of
                                                                  the 14 Value Line Funds.
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
Stephen R. Anastasio         Treasurer              Since 2005    Controller of the Adviser until
Age 46                                                            2003; Chief Financial Officer of
                                                                  the Adviser 2003-2005; Treasurer
                                                                  of the Adviser since 2005.
---------------------------- ---------------------- ------------- ------------------------------------ -------------------
Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.
---------------------------- ---------------------- ------------- ------------------------------------ -------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017. The Trust's Statement of Additional Information
(SAI) includes additional information about the Trust's Trustees and is available, without charge, upon request by calling 1-800-243-2729.

--------------------------------------------------------------------------------
22

                                              Value Line Aggressive Income Trust

--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------

Item 2.  Code of Ethics

      (a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

      (f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

      (a)(1)The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

      (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services

      (a)   Audit Fees 2006 $14,542

      (b)   Audit-Related fees - None.

      (c)   Tax Preparation Fees 2006 $6,200.

      (d)   All Other Fees - None

      (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee.

      (e)   (2) Not applicable.

      (f)   Not applicable.

      (g)   Aggregate Non-Audit Fees 2006 $6,200

      (h)   Not applicable.


Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a) Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

      (b) (1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By    /s/ Jean B. Buttner
      --------------------------
      Jean B. Buttner, President


Date: April 7, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date: April 7, 2006
      -------------